Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents
Cash at bank and on hand	$ 78,556	$ 30,018
Bank deposits maturing in three months or less (note (a))	7,480	55,247
Cash and cash equivalents	86,036	85,265
United States dollar ("US$")
Cash and Cash Equivalents
Cash and cash equivalents	58,291	66,381
RMB
Cash and Cash Equivalents
Cash and cash equivalents	23,254	15,140
UK Pound Sterling
Cash and Cash Equivalents
Cash and cash equivalents	331	295
Hong Kong dollar ("HK$")
Cash and Cash Equivalents
Cash and cash equivalents	$ 4,160	$ 3,449
Bank deposits maturing in three months or less | Weighted average
Cash and Cash Equivalents
Effective interest rate (in percentage)	1.98%	1.06%
Bank deposits maturing in three months or less | Minimum
Cash and Cash Equivalents
Bank deposit maturity period (in days)	7 days	7 days
Bank deposits maturing in three months or less | Maximum
Cash and Cash Equivalents
Bank deposit maturity period (in days)	90 days	90 days